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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment: [_]; Amendment Number: ________________________________

   This Amendment (Check only one):   [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Apollo Management Holdings, L.P.
Address: 9 West 57th Street
         New York, New York 10019

Form 13F File Number: 28- 13438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Cindy Michel
Title: Vice President
Phone: 212/822-0524


Signature, Place, and Date of Signing

APOLLO MANAGEMENT HOLDINGS, L.P.
By: Apollo Management Holdings GP, LLC
its General Partner

   /s/ Cindy Michel           New York, New York          November 14, 2011
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

       13F File Number         Name
       28-_______________      ___________________________
[Repeat as necessary]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2
Form 13F Information Table Entry Total:           83
Form 13F Information Table Value Total:    7,266,760
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE," and omit the column headings and list entries.]

NO.  FORM 13F FILE NUMBER  NAME
---  --------------------  --------------------------------

1         28-13441         Apollo Capital Management, L.P.
2         28-13439         Apollo Management, L.P.

*The Reporting Manager does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

**The number of shares reported includes shares issuable upon the exercise of warrants granted to affiliates of the Reporting Manager

***The number of shares reported includes 140,000 shares of common stock issuable upon the exercise of options to purchase such shares that were granted to affiliates of the Reporting Manager for their own benefit

The filing of this report shall not be deemed an admission, for purposes of
Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other Included Managers named herein) is the beneficial owner of any securities.

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
COLUMN 1                    COLUMN 2      COLUMN 3  COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
--------                  --------------- --------- --------- ----------------------  -----------  --------  --------------------
                                                                                                               VOTING AUTHORITY
                                                                                                             --------------------
                                                     VALUE     SHRS OR           PUT/ INVESTMENT    OTHER
NAME OF ISSUER            TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT   SH/PRN  CALL DISCRETION*  MANAGER   SOLE   SHARED   NONE
--------------            --------------- --------- --------- ---------- ------  ---- -----------  --------  ---- ---------- ----
ACCURIDE CORP NEW         COM NEW         00439T206     7,379  1,441,259  SH           DEFINED        1       0   1,441,259   0
ACCURIDE CORP NEW         COM NEW         00439T206     3,210    627,031  SH           DEFINED        1       0    627,031    0
ACCURIDE CORP NEW         COM NEW         00439T206     2,900    566,476  SH           DEFINED        1       0    566,476    0
ACCURIDE CORP NEW         COM NEW         00439T206     2,134    416,718  SH           DEFINED        1       0    416,718    0
ACCURIDE CORP NEW         COM NEW         00439T206     1,045    204,127  SH           DEFINED        1       0    204,127    0
APOLLO COML REAL EST FIN
 INC                      COM             03762U105    23,706  1,800,000  SH           DEFINED        1       0   1,800,000   0
APOLLO COML REAL EST FIN
 INC                      COM             03762U105    15,804  1,200,000  SH           DEFINED        1       0   1,200,000   0
CHARTER COMMUNICATIONS
 INC D**                  CL A NEW        16117M305    63,825  1,362,618  SH           DEFINED        2       0   1,362,618   0
CHARTER COMMUNICATIONS
 INC D**                  CL A NEW        16117M305    43,350    925,488  SH           DEFINED        2       0    925,488    0
CHARTER COMMUNICATIONS
 INC D**                  CL A NEW        16117M305 1,466,829 31,315,736  SH           DEFINED        2       0   31,315,736  0
CHARTER COMMUNICATIONS
 INC D**                  CL A NEW        16117M305    64,937  1,386,366  SH           DEFINED        1       0   1,386,366   0
CHARTER COMMUNICATIONS
 INC D**                  CL A NEW        16117M305    23,228    495,896  SH           DEFINED        1       0    495,896    0
CHARTER COMMUNICATIONS
 INC D**                  CL A NEW        16117M305     7,443    158,910  SH           DEFINED        1       0    158,910    0
CHARTER COMMUNICATIONS
 INC D**                  CL A NEW        16117M305     2,156     46,019  SH           DEFINED        1       0     46,019    0
CORE MARK HOLDING CO INC  COM             218681104    15,277    499,562  SH           DEFINED        2       0    499,562    0
DANA HLDG CORP            COM             235825205    13,014  1,239,470  SH           DEFINED        1       0   1,239,470   0
DANA HLDG CORP            COM             235825205     5,380    512,394  SH           DEFINED        1       0    512,394    0
DANA HLDG CORP            COM             235825205     5,101    485,851  SH           DEFINED        1       0    485,851    0
DANA HLDG CORP            COM             235825205     3,562    339,200  SH           DEFINED        1       0    339,200    0
DANA HLDG CORP            COM             235825205     1,817    173,085  SH           DEFINED        1       0    173,085    0
FELCOR LODGING TR INC     COM             31430F101     8,454  3,628,365  SH           DEFINED        1       0   3,628,365   0
FELCOR LODGING TR INC     COM             31430F101     3,524  1,512,578  SH           DEFINED        1       0   1,512,578   0
FELCOR LODGING TR INC     COM             31430F101     3,379  1,450,077  SH           DEFINED        1       0   1,450,077   0
FELCOR LODGING TR INC     COM             31430F101     2,088    896,000  SH           DEFINED        1       0    896,000    0
FELCOR LODGING TR INC     COM             31430F101     1,195    512,980  SH           DEFINED        1       0    512,980    0
FORTRESS INVESTMENT
 GROUP LL                 CL A            34958B106     5,995  1,991,700  SH           DEFINED        1       0   1,991,700   0
FORTRESS INVESTMENT
 GROUP LL                 CL A            34958B106     2,549    846,900  SH           DEFINED        1       0    846,900    0
FORTRESS INVESTMENT
 GROUP LL                 CL A            34958B106     2,355    782,550  SH           DEFINED        1       0    782,550    0
FORTRESS INVESTMENT
 GROUP LL                 CL A            34958B106     1,803    598,950  SH           DEFINED        1       0    598,950    0
FORTRESS INVESTMENT
 GROUP LL                 CL A            34958B106       842    279,900  SH           DEFINED        1       0    279,900    0
KKR & CO L P DEL          COM UNITS       48248M102    12,838  1,234,453  SH           DEFINED        1       0   1,234,453   0
KKR & CO L P DEL          COM UNITS       48248M102     5,368    516,132  SH           DEFINED        1       0    516,132    0
KKR & CO L P DEL          COM UNITS       48248M102     5,126    492,907  SH           DEFINED        1       0    492,907    0
KKR & CO L P DEL          COM UNITS       48248M102     2,742    263,668  SH           DEFINED        1       0    263,668    0
KKR & CO L P DEL          COM UNITS       48248M102     1,821    175,140  SH           DEFINED        1       0    175,140    0
LYONDELLBASELL
 INDUSTRIES N             SHS - A -       N53745100    13,704    560,960  SH           DEFINED        1       0    560,960    0
LYONDELLBASELL
 INDUSTRIES N             SHS - A -       N53745100    82,649  3,383,080  SH           DEFINED        1       0   3,383,080   0
LYONDELLBASELL
 INDUSTRIES N             SHS - A -       N53745100    75,782  3,102,004  SH           DEFINED        1       0   3,102,004   0
LYONDELLBASELL
 INDUSTRIES N             SHS - A -       N53745100 1,935,768 79,237,329  SH           DEFINED        2       0   79,237,329  0
LYONDELLBASELL
 INDUSTRIES N             SHS - A -       N53745100 1,920,564 78,614,992  SH           DEFINED        2       0   78,614,992  0
MAGNACHIP SEMICONDUCTOR
 CORP                     COM             55933J203     1,531    227,778  SH           DEFINED        1       0    227,778    0
MAGNACHIP SEMICONDUCTOR
 CORP                     COM             55933J203       630     93,685  SH           DEFINED        1       0     93,685    0
MAGNACHIP SEMICONDUCTOR
 CORP                     COM             55933J203       600     89,262  SH           DEFINED        1       0     89,262    0
MAGNACHIP SEMICONDUCTOR
 CORP                     COM             55933J203       404     60,111  SH           DEFINED        1       0     60,111    0
MAGNACHIP SEMICONDUCTOR
 CORP                     COM             55933J203       213     31,764  SH           DEFINED        1       0     31,764    0
METALS USA HLDGS CORP     COM             59132A104   212,371 23,728,650  SH           DEFINED        2       0   23,728,650  0
NORANDA ALUM HLDG CORP*** COM             65542W107   358,883 42,980,000  SH           DEFINED        2       0   42,980,000  0
PIMCO ETF TR              ENHAN SHRT MAT  72201R833    16,389    163,200  SH           DEFINED        1       0    163,200    0
PINNACLE AIRL CORP        COM             723443107     1,024    349,369  SH           DEFINED        1       0    349,369    0
PINNACLE AIRL CORP        COM             723443107     1,917    654,368  SH           DEFINED        1       0    654,368    0
PINNACLE AIRL CORP        COM             723443107     1,180    402,832  SH           DEFINED        1       0    402,832    0
PINNACLE AIRL CORP        COM             723443107       293    100,000  SH           DEFINED        1       0    100,000    0
PINNACLE AIRL CORP        COM             723443107       390    133,126  SH           DEFINED        1       0    133,126    0
PLAINS EXPL& PRODTN CO    COM             726505100    13,411    590,548  SH           DEFINED        1       0    590,548    0
PLAINS EXPL& PRODTN CO    COM             726505100     5,607    246,911  SH           DEFINED        1       0    246,911    0
PLAINS EXPL& PRODTN CO    COM             726505100     5,355    235,801  SH           DEFINED        1       0    235,801    0
PLAINS EXPL& PRODTN CO    COM             726505100     3,408    150,055  SH           DEFINED        1       0    150,055    0
PLAINS EXPL& PRODTN CO    COM             726505100     1,903     83,785  SH           DEFINED        1       0     83,785    0
QUALITY DISTR INC FLA     COM             74756M102    69,939  7,797,009  SH           DEFINED        2       0   7,797,009   0
RELM WIRELESS CORP        COM             759525108       168    188,971  SH           DEFINED        1       0    188,971    0
SEMGROUP CORP             CL A            81663A105    17,760    889,779  SH           DEFINED        1       0    889,779    0
SEMGROUP CORP             CL A            81663A105     7,724    386,968  SH           DEFINED        1       0    386,968    0
SEMGROUP CORP             CL A            81663A105     6,979    349,637  SH           DEFINED        1       0    349,637    0
SEMGROUP CORP             CL A            81663A105     3,944    197,599  SH           DEFINED        1       0    197,599    0
SEMGROUP CORP             CL A            81663A105     2,516    126,065  SH           DEFINED        1       0    126,065    0
SIRIUS XM RADIO INC       COM             82967N108    42,802 28,345,857  SH           DEFINED        2       0   28,345,857  0
SPDR S&P 500 ETF TR       TR UNIT         78462F103    16,282      1,439  SH     PUT   DEFINED        1       0     1,439     0
SPDR S&P 500 ETF TR       TR UNIT         78462F103   247,719  2,189,300  SH     PUT   DEFINED        1       0   2,189,300   0
SPDR S&P 500 ETF TR       TR UNIT         78462F103   103,261    912,600  SH     PUT   DEFINED        1       0    912,600    0
SPDR S&P 500 ETF TR       TR UNIT         78462F103    99,040    875,300  SH     PUT   DEFINED        1       0    875,300    0
SPDR S&P 500 ETF TR       TR UNIT         78462F103    24,135    213,300  SH     PUT   DEFINED        1       0    213,300    0
SPDR S&P 500 ETF TR       TR UNIT         78462F103    35,020    309,500  SH     PUT   DEFINED        1       0    309,500    0
SPECTRUM BRANDS HLDGS INC COM             84763R101    11,618    491,859  SH           DEFINED        1       0    491,859    0
SPECTRUM BRANDS HLDGS INC COM             84763R101     4,843    205,041  SH           DEFINED        1       0    205,041    0
SPECTRUM BRANDS HLDGS INC COM             84763R101     4,614    195,360  SH           DEFINED        1       0    195,360    0
SPECTRUM BRANDS HLDGS INC COM             84763R101     1,874     79,320  SH           DEFINED        1       0     79,320    0
SPECTRUM BRANDS HLDGS INC COM             84763R101     1,642     69,519  SH           DEFINED        1       0     69,519    0
STRATEGIC HOTELS &
 RESORTS I                COM             86272T106    11,551  2,679,963  SH           DEFINED        1       0   2,679,963   0
STRATEGIC HOTELS &
 RESORTS I                COM             86272T106     4,751  1,102,262  SH           DEFINED        1       0   1,102,262   0
STRATEGIC HOTELS &
 RESORTS I                COM             86272T106     4,526  1,050,224  SH           DEFINED        1       0   1,050,224   0
STRATEGIC HOTELS &
 RESORTS I                COM             86272T106     2,402    557,245  SH           DEFINED        1       0    557,245    0
STRATEGIC HOTELS &
 RESORTS I                COM             86272T106     1,611    373,730  SH           DEFINED        1       0    373,730    0
VERSO PAPER CORP          COM             92531L108    53,883 32,265,433  SH           DEFINED        2       0   32,265,433  0

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